Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett

Dividend Growth Fund

Growth Opportunities Fund

Small Cap Value Fund

For the period ended August 31, 2022

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. – DIVIDEND GROWTH FUND August 31, 2022

Investments	Shares		Fair Value
LONG-TERM INVESTMENTS 98.09%

COMMON STOCKS 98.09%

Aerospace & Defense 4.62%
Northrop Grumman Corp.		172,000	$82,214,280
Raytheon Technologies Corp.		671,241	60,243,880
Total			142,458,160

Banks 1.58%
Bank of America Corp.		1,448,934	48,698,672

Beverages 2.86%
Coca-Cola Co. (The)		1,430,079	88,250,175

Biotechnology 2.09%
AbbVie, Inc.		480,407	64,595,525

Capital Markets 7.47%
Ameriprise Financial, Inc.		251,700	67,458,117
BlackRock, Inc.		23,500	15,660,165
Morgan Stanley		862,700	73,519,294
Partners Group Holding AG(a)	CHF	11,276	10,884,198
S&P Global, Inc.		178,400	62,828,912
Total			230,350,686

Chemicals 1.68%
Air Products & Chemicals, Inc.		204,900	51,727,005

Construction Materials 1.53%
Vulcan Materials Co.		284,005	47,283,992

Consumer Finance 1.52%
American Express Co.		308,673	46,918,296

Containers & Packaging 1.21%
Avery Dennison Corp.		203,052	37,284,408

Distributors 0.64%
Pool Corp.		57,900	19,639,101
Investments	Shares	Fair Value
Electric: Utilities 3.17%
NextEra Energy, Inc.	1,148,149	$97,661,554

Equity Real Estate Investment Trusts 3.61%
American Tower Corp.	308,700	78,425,235
Prologis, Inc.	265,151	33,013,951
Total		111,439,186

Food & Staples Retailing 4.41%
Costco Wholesale Corp.	146,728	76,606,689
Walmart, Inc.	447,470	59,312,148
Total		135,918,837

Health Care Equipment & Supplies 1.79%
Abbott Laboratories	539,100	55,338,615

Health Care Providers & Services 3.49%
UnitedHealth Group, Inc.	207,500	107,760,975

Hotels, Restaurants & Leisure 1.66%
Churchill Downs, Inc.	114,035	22,475,158
McDonald’s Corp.	114,126	28,791,707
Total		51,266,865

Industrial Conglomerates 1.80%
Honeywell International, Inc.	293,900	55,649,965

Information Technology Services 5.61%
Accenture plc Class A (Ireland)(b)	203,700	58,759,302
Jack Henry & Associates, Inc.	293,900	56,487,580
Mastercard, Inc. Class A	178,159	57,789,435
Total		173,036,317

Insurance 6.14%
Allstate Corp. (The)	415,667	50,087,874
American Financial Group, Inc./OH	240,100	30,655,968
Arthur J Gallagher & Co.	393,753	71,493,732
Chubb Ltd. (Switzerland)(b)	197,400	37,318,470
Total		189,556,044

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – DIVIDEND GROWTH FUND August 31, 2022

Investments	Shares	Fair Value
Life Sciences Tools & Services 3.14%
Danaher Corp.	204,000	$55,061,640
West Pharmaceutical Services, Inc.	141,100	41,862,959
Total		96,924,599

Machinery 2.13%
Dover Corp.	155,300	19,406,288
Parker-Hannifin Corp.	174,991	46,372,615
Total		65,778,903

Metals & Mining 0.84%
Reliance Steel & Aluminum Co.	137,400	25,828,452

Multi-Utilities 0.97%
CMS Energy Corp.	441,900	29,845,926

Oil, Gas & Consumable Fuels 3.66%
Exxon Mobil Corp.	806,330	77,077,085
Marathon Petroleum Corp.	356,000	35,867,000
Total		112,944,085

Personal Products 1.42%
Estee Lauder Cos., Inc. (The) Class A	172,500	43,880,550

Pharmaceuticals 1.83%
Eli Lilly & Co.	73,932	22,270,536
Zoetis, Inc.	219,000	34,280,070
Total		56,550,606

Professional Services 1.53%
Booz Allen Hamilton Holding Corp.	491,827	47,067,844
Investments	Shares	Fair Value
Road & Rail 2.27%
Union Pacific Corp.	311,300	$69,889,963

Semiconductors & Semiconductor Equipment 5.24%
Analog Devices, Inc.	319,100	48,353,223
KLA Corp.	77,600	26,704,488
NVIDIA Corp.	269,500	40,678,330
Texas Instruments, Inc.	277,800	45,895,338
Total		161,631,379

Software 9.04%
Intuit, Inc.	80,300	34,671,934
Microsoft Corp.	805,700	210,666,379
Roper Technologies, Inc.	82,884	33,367,441
Total		278,705,754

Specialty Retail 3.51%
Home Depot, Inc. (The)	103,400	29,822,628
Lowe’s Cos., Inc.	319,775	62,081,119
TJX Cos., Inc. (The)	260,200	16,223,470
Total		108,127,217

Technology Hardware, Storage & Peripherals 4.45%
Apple, Inc.	872,303	137,143,478

Textiles, Apparel & Luxury Goods 1.18%
NIKE, Inc. Class B	343,100	36,522,995
Total Common Stocks (cost $2,619,750,027)		3,025,676,129

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – DIVIDEND GROWTH FUND August 31, 2022

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.09%

Repurchase Agreements 0.09%
Repurchase Agreement dated 8/31/2022, 0.85% due 9/1/2022 with Fixed Income Clearing Corp. collateralized by $1,846,200 of U.S. Treasury Inflation Indexed Bond at 1.750% due 01/15/2028; value: $2,763,067; proceeds: $2,708,888 (cost $2,708,824)	$2,708,824	$2,708,824
Total Investments in Securities 98.18% (cost $2,622,458,851)		3,028,384,953
Other Assets and Liabilities – Net(c) 1.82%		56,094,761
Net Assets 100.00%		$3,084,479,714

CHF	Swiss Franc.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Other Assets and Liabilities – Net include net unrealized depreciation on futures contracts as follows:

Open Futures Contracts at August 31, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
E-Mini S&P 500 Index	September 2022	220	Long	$44,831,751	$43,521,500	$(1,310,251)

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. – DIVIDEND GROWTH FUND August 31, 2022

The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Capital Markets	$219,466,488	$10,884,198	$–	$230,350,686
Remaining Industries	2,795,325,443	–	–	2,795,325,443
Short-Term Investments
Repurchase Agreements	–	2,708,824	–	2,708,824
Total	$3,014,791,931	$13,593,022	$–	$3,028,384,953
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(1,310,251)	–	–	(1,310,251)
Total	$(1,310,251)	$–	$–	$(1,310,251)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuer and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three- tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. – GROWTH OPPORTUNITIES FUND August 31, 2022

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.41%

COMMON STOCKS 98.41%

Aerospace & Defense 4.30%
CAE, Inc. (Canada)*(a)	330,742	$6,039,349
L3Harris Technologies, Inc.	41,412	9,449,804
TransDigm Group, Inc.	22,876	13,734,522
Total		29,223,675

Air Freight & Logistics 1.16%
GXO Logistics, Inc.*	177,468	7,876,030

Banks 1.17%
First Republic Bank	52,123	7,913,835

Beverages 1.49%
Brown-Forman Corp. Class B	138,893	10,097,521

Biotechnology 5.28%
Alnylam Pharmaceuticals, Inc.*	28,756	5,943,003
Argenx SE ADR*	25,236	9,535,927
Genmab A/S ADR*(b)	208,850	7,412,087
Mirati Therapeutics, Inc.*	50,247	4,071,514
Seagen, Inc.*	57,513	8,873,681
Total		35,836,212

Building Products 1.13%
Allegion plc (Ireland)(a)	80,579	7,663,063

Capital Markets 1.81%
Moody’s Corp.	14,419	4,102,494
MSCI, Inc.	18,170	8,162,691
Total		12,265,185

Chemicals 1.66%
Air Products & Chemicals, Inc.	44,652	11,272,397

Communications Equipment 2.09%
Arista Networks, Inc.*	118,325	14,184,801
Investments	Shares	Fair Value
Construction Materials 1.92%
Vulcan Materials Co.	78,422	$13,056,479

Containers & Packaging 1.12%
Avery Dennison Corp.	32,404	5,950,022
Ball Corp.	30,029	1,675,919
Total		7,625,941

Diversified Consumer Services 1.05%
Service Corp. International	115,064	7,100,599

Electrical Equipment 1.26%
AMETEK, Inc.	71,184	8,553,470

Electronic Equipment, Instruments & Components 3.63%
Amphenol Corp. Class A	238,870	17,564,111
Trimble, Inc.*	112,345	7,105,821
Total		24,669,932

Entertainment 1.29%
Roku, Inc.*	76,427	5,197,036
Warner Music Group Corp. Class A	133,559	3,575,374
Total		8,772,410

Equity Real Estate Investment Trusts 2.04%
SBA Communications Corp.	42,692	13,885,573

Food & Staples Retailing 1.06%
Sysco Corp.	87,635	7,205,350

Food Products 0.64%
McCormick & Co., Inc.	51,957	4,368,025

Health Care Equipment & Supplies 6.01%
Cooper Cos., Inc. (The)	20,140	5,789,041
DexCom, Inc.*	155,722	12,801,906
Edwards Lifesciences Corp.*	74,588	6,720,379
Inspire Medical Systems, Inc.*	23,039	4,411,738
Insulet Corp.*	43,478	11,107,325
Total		40,830,389

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – GROWTH OPPORTUNITIES FUND August 31, 2022

		Fair
Investments	Shares	Value
Health Care Technology 0.96%
Veeva Systems, Inc. Class A*	32,695	$6,516,767

Hotels, Restaurants & Leisure 6.21%
Chipotle Mexican Grill, Inc.*	11,524	18,401,523
Churchill Downs, Inc.	45,237	8,915,760
Hilton Worldwide Holdings, Inc.	72,902	9,284,799
Planet Fitness, Inc. Class A*	82,070	5,560,243
Total		42,162,325

Household Products 0.93%
Church & Dwight Co., Inc.	75,859	6,350,157

Information Technology Services 5.24%
Genpact Ltd.	236,041	11,089,206
Jack Henry & Associates, Inc.	66,685	12,816,857
MongoDB, Inc.*	36,239	11,700,124
Total		35,606,187

Insurance 0.62%
Goosehead Insurance, Inc. Class A*	80,392	4,180,384

Interactive Media & Services 0.74%
Bumble, Inc. Class A*	122,218	3,061,561
Twitter, Inc.*	51,307	1,988,146
Total		5,049,707

Life Sciences Tools & Services 5.66%
Agilent Technologies, Inc.	96,178	12,334,828
Bio-Rad Laboratories, Inc. Class A*	8,300	4,025,832
Repligen Corp.*	48,826	10,710,960
West Pharmaceutical Services, Inc.	38,432	11,402,390
Total		38,474,010
			Fair
Investments	Shares		Value
Machinery 3.54%
Fortive Corp.		148,525	$9,406,088
Parker-Hannifin Corp.		40,852	10,825,780
Stanley Black & Decker, Inc.		43,075	3,794,908
Total			24,026,776

Oil, Gas & Consumable Fuels 2.95%
Chesapeake Energy Corp.		107,260	10,778,557
Pioneer Natural Resources Co.		36,609	9,270,131
Total			20,048,688

Personal Products 0.79%
Shiseido Co., Ltd.(c)	JPY	142,232	5,372,644

Pharmaceuticals 2.08%
Catalent, Inc.*		95,084	8,367,392
Zoetis, Inc.		36,646	5,736,198
Total			14,103,590

Professional Services 0.41%
CoStar Group, Inc.*		39,789	2,770,906

Road & Rail 1.50%
Old Dominion Freight Line, Inc.		37,579	10,199,316

Semiconductors & Semiconductor Equipment 5.80%
Analog Devices, Inc.		62,562	9,480,020
Enphase Energy, Inc.*		54,994	15,752,481
Lam Research Corp.		5,931	2,597,244
Microchip Technology, Inc.		73,090	4,769,123
NXP Semiconductors NV (Netherlands)(a)		41,396	6,812,954
Total			39,411,822

Software 15.46%
Bill.com Holdings, Inc.*		42,884	6,942,062
Cadence Design Systems, Inc.*		155,799	27,073,192

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – GROWTH OPPORTUNITIES FUND August 31, 2022

Investments	Shares	Fair Value
Software (continued)
Crowdstrike Holdings, Inc. Class A*	78,738	$14,378,346
Datadog, Inc. Class A*	121,394	12,740,300
Gitlab, Inc. Class A*	22,788	1,364,318
Palo Alto Networks, Inc.*	20,573	11,455,252
Paycom Software, Inc.*	32,605	11,450,876
Qualtrics International, Inc. Class A*	98,864	1,211,084
Roper Technologies, Inc.	24,627	9,914,338
Trade Desk, Inc. (The) Class A*	135,770	8,512,779
Total		105,042,547

Specialty Retail 3.39%
Burlington Stores, Inc.*	47,365	6,640,099
Five Below, Inc.*	39,099	4,999,980
Tractor Supply Co.	61,624	11,409,684
Total		23,049,763

Textiles, Apparel & Luxury Goods 2.02%
Lululemon Athletica, Inc. (Canada)*(a)	45,679	13,701,873
Total Common Stocks (cost $593,412,077)		668,468,349

	Principal Amount
SHORT-TERM INVESTMENTS 1.77%

Repurchase Agreements 1.59%
Repurchase Agreement dated 8/31/2022, 0.85% due 9/1/2022 with Fixed Income Clearing Corp. collateralized by $7,389,400 of U.S. Treasury Inflation Indexed Bond at 1.750% due 01/15/2028; value: $11,069,154; proceeds: $10,842,495 (cost $10,842,239)	$10,842,239	10,842,239
Investments	Shares	Fair Value
Money Market Funds 0.16%
Fidelity Government Portfolio(d) (cost $1,098,360)	1,098,360	$1,098,360

Time Deposits 0.02%
CitiBank N.A.(d) (cost $122,040)	122,040	122,040
Total Short-Term Investments (cost $12,062,639)		12,062,639
Total Investments in Securities 100.18% (cost $605,474,716)		680,530,988
Other Assets and Liabilities – Net (0.18)%		(1,242,356)
Net Assets 100.00%		$679,288,632

ADR	American Depositary Receipt.
JPY	Japanese Yen.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Security was purchased with the cash collateral from loaned securities.

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. – GROWTH OPPORTUNITIES FUND August 31, 2022

The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Personal Products	$–	$5,372,644	$–	$5,372,644
Remaining Industries	663,095,705	–	–	663,095,705
Short-Term Investments
Repurchase Agreements	–	10,842,239	–	10,842,239
Money Market Funds	1,098,360	–	–	1,098,360
Time Deposits	–	122,040	–	122,040
Total	$664,194,065	$16,336,923	$–	$680,530,988

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. – SMALL CAP VALUE FUND August 31, 2022

Investments	Shares		Fair Value
LONG-TERM INVESTMENTS 99.79%

COMMON STOCKS 99.79%

Aerospace & Defense 1.67%
Curtiss-Wright Corp.		46,221	$6,803,269

Auto Components 0.73%
Gentherm, Inc.*		49,267	2,951,093

Automobiles 1.66%
Harley-Davidson, Inc.		174,772	6,740,956

Banks 11.36%
Eastern Bankshares, Inc.		330,367	6,409,120
First BanCorp		677,244	9,684,589
Heritage Financial Corp.		243,292	6,323,159
PacWest Bancorp		147,049	3,871,800
Prosperity Bancshares, Inc.		85,184	6,037,842
SouthState Corp.		78,479	6,124,501
Wintrust Financial Corp.		91,404	7,709,014
Total			46,160,025

Building Products 1.83%
Masonite International Corp.*		90,803	7,429,501

Capital Markets 3.83%
Bridge Investment Group Holdings, Inc. Class A		404,071	6,590,398
CI Financial Corp.(a)	CAD	459,700	5,040,302
Moelis & Co. Class A		94,650	3,943,119
Total			15,573,819

Chemicals 3.35%
Avient Corp.		164,884	7,226,866
Valvoline, Inc.		220,452	6,408,539
Total			13,635,405

Commercial Banks 1.02%
WSFS Financial Corp.		85,722	4,144,659
Investments	Shares	Fair Value
Commercial Services & Supplies 1.49%
SP Plus Corp.*	182,675	$6,053,849

Construction & Engineering 1.80%
EMCOR Group, Inc.	61,368	7,297,883

Construction Materials 1.43%
Eagle Materials, Inc.	48,677	5,822,743

Containers & Packaging 0.99%
Pactiv Evergreen, Inc.	362,690	4,025,859

Diversified Financial Services 1.59%
Compass Diversified Holdings	308,987	6,445,469

Electric: Utilities 2.36%
IDACORP, Inc.	47,664	5,206,815
Portland General Electric Co.	85,058	4,394,947
Total		9,601,762

Electronic Equipment, Instruments & Components 3.07%
Belden, Inc.	118,552	7,762,785
Mirion Technologies, Inc.*	624,482	4,727,329
Total		12,490,114

Energy Equipment & Services 2.00%
NOV, Inc.	461,136	8,148,273

Entertainment 1.78%
Marcus Corp. (The)(b)	450,442	7,247,612

Equity Real Estate Investment Trusts 5.63%
National Storage Affiliates Trust	129,333	6,533,903
Physicians Realty Trust	231,268	3,852,925
STAG Industrial, Inc.	196,300	6,046,040
Sunstone Hotel Investors, Inc.	593,046	6,458,271
Total		22,891,139

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – SMALL CAP VALUE FUND August 31, 2022

Investments	Shares	Fair Value
Food Products 2.16%
Vita Coco Co., Inc. (The)*(b)	585,971	$8,783,705

Health Care Equipment & Supplies 1.19%
CONMED Corp.	54,688	4,843,716

Health Care Providers & Services 3.08%
AMN Healthcare Services, Inc.*	57,138	5,864,644
Tenet Healthcare Corp.*	118,100	6,672,650
Total		12,537,294

Hotels, Restaurants & Leisure 2.01%
Dave & Buster’s Entertainment, Inc.*	102,154	4,223,047
SeaWorld Entertainment, Inc.*	78,129	3,925,982
Total		8,149,029

Household Durables 0.73%
Helen of Troy Ltd.*	24,098	2,979,236

Household Products 2.16%
Reynolds Consumer Products, Inc.	136,833	3,821,746
Spectrum Brands Holdings, Inc.	78,913	4,970,730
Total		8,792,476

Information Technology Services 3.32%
Euronet Worldwide, Inc.*	45,373	4,022,770
International Money Express, Inc.*	422,083	9,454,659
Total		13,477,429

Insurance 4.41%
Kemper Corp.	132,121	6,077,566
Selective Insurance Group, Inc.	82,376	6,542,302
Stewart Information Services Corp.	104,475	5,290,614
Total		17,910,482
Investments	Shares		Fair Value
Interactive Media & Services 1.97%
Cars.com, Inc.*		627,111	$7,995,665

Machinery 6.21%
Alamo Group, Inc.		47,190	6,170,564
Columbus McKinnon Corp.		220,674	6,759,245
Crane Holdings Co.		81,690	7,708,268
Miller Industries, Inc.		195,584	4,598,180
Total			25,236,257

Media 1.06%
Criteo SA ADR*		158,942	4,294,613

Metals & Mining 0.46%
Century Aluminum Co.*		241,979	1,868,078

Oil, Gas & Consumable Fuels 5.01%
Centennial Resource Development, Inc. Class A*		953,235	7,845,124
Chesapeake Energy Corp.		69,303	6,964,259
MEG Energy Corp.*(a)	CAD	396,100	5,537,287
Total			20,346,670

Personal Products 1.80%
BellRing Brands, Inc.*		309,505	7,332,173

Pharmaceuticals 2.41%
NGM Biopharmaceuticals, Inc.*		130,826	1,845,955
Organon & Co.		279,322	7,969,056
Total			9,815,011

Professional Services 3.06%
ICF International, Inc.		59,100	6,002,196
TrueBlue, Inc.*		313,393	6,437,092
Total			12,439,288

Real Estate Management & Development 1.21%
Marcus & Millichap, Inc.		131,658	4,921,376

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – SMALL CAP VALUE FUND August 31, 2022

Investments	Shares	Fair Value
Semiconductors & Semiconductor Equipment 1.18%
Ichor Holdings Ltd.*	156,410	$4,804,915

Software 1.51%
CommVault Systems, Inc.*	90,548	4,915,851
Rimini Street, Inc.*	241,776	1,218,551
Total		6,134,402

Specialty Retail 2.42%
Boot Barn Holdings, Inc.*	64,000	4,263,680
Sally Beauty Holdings, Inc.*	375,103	5,581,533
Total		9,845,213

Textiles, Apparel & Luxury Goods 1.53%
Deckers Outdoor Corp.*	13,112	4,216,426
Kontoor Brands, Inc.	54,295	2,021,403
Total		6,237,829

Trading Companies & Distributors 3.31%
Applied Industrial Technologies, Inc.	64,170	6,803,304
MRC Global, Inc.*	681,718	6,633,116
Total		13,436,420
Total Common Stocks (cost $412,753,786)		405,644,707

	Principal Amount
SHORT-TERM INVESTMENTS 1.28%

Repurchase Agreements 0.36%
Repurchase Agreement dated 8/31/2022, 0.85% due 9/1/2022 with Fixed Income Clearing Corp. collateralized by $989,000 of U.S. Treasury Inflation Indexed Bond at 1.750% due 01/15/2028; value: $1,480,161; proceeds: $1,451,146 (cost $1,451,112)	$1,451,112	1,451,112
Investments	Shares	Fair Value
Money Market Funds 0.83%
Fidelity Government Portfolio(c) (cost $3,383,571)	3,383,571	$3,383,571

Time Deposits 0.09%
CitiBank N.A.(c) (cost $375,952)	375,952	375,952
Total Short-Term Investments (cost $5,210,635)		5,210,635
Total Investments in Securities 101.07% (cost $417,964,421)		410,855,342
Other Assets and Liabilities – Net (1.07)%		(4,339,885)
Net Assets 100.00%		$406,515,457

ADR	American Depositary Receipt.
CAD	Canadian Dollar.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. – SMALL CAP VALUE FUND August 31, 2022

The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$405,644,707	$–	$–	$405,644,707
Short-Term Investments
Repurchase Agreements	–	1,451,112	–	1,451,112
Money Market Funds	3,383,571	–	–	3,383,571
Time Deposits	–	375,952	–	375,952
Total	$409,028,278	$1,827,064	$–	$410,855,342

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

12	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company consists of the following three separate funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Dividend Growth Fund (“Dividend Growth Fund”), Lord Abbett Growth Opportunities Fund (“Growth Opportunities Fund”) and Lord Abbett Small-Cap Value Series (“Small Cap Value Fund”).

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation—Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board has approved the use of an independent fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements—Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is

13

Notes to Schedule of Investments (unaudited)(continued)

used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of August 31, 2022 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

Income Taxes—It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S federal tax returns remains open generally three years after the filing of the tax returns. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the

14

Notes to Schedule of Investments (unaudited)(concluded)

recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of August 31, 2022 the market value of securities loaned and collateral received for the Funds were as follows:

Funds	Market Value of Securities Loaned	Collateral Received
Growth Opportunities Fund	$1,203,111	$1,220,400
Small Cap Value Fund	3,692,548	3,759,524

15

QPHR-RES-3Q
(10/22)